T. ROWE PRICE LONG MUNICIPAL INCOME ETF

May 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.9%
ALABAMA 2.1%
Black Belt Energy Gas District, Series D, VRDN, 5.00%, 12/1/55 (Tender 8/1/35)	250	266
Southeast Energy Auth. A Cooperative District, Series H, 5.00%, 11/1/35	200	213
		479
ARIZONA 2.6%
Arizona IDA, Series A, 5.00%, 11/1/42	200	210
Arizona IDA, Series A, 5.00%, 11/1/44	125	127
Phoenix Arizona IDA, Series A, 5.00%, 7/1/42	200	200
Sierra Vista IDA, 5.00%, 6/15/64 (1)	50	42
		579
CALIFORNIA 7.6%
California Community Choice Fin. Auth., Series F, 5.50%, 10/1/54 (Tender 11/1/30)	250	272
California Community Choice Fin. Auth., Series G, 5.00%, 12/1/35	100	110
California Municipal Fin. Auth., Series A, 5.50%, 7/1/45	50	50
California Municipal Fin. Auth., Series A-P3, 5.00%, 7/1/40 (1)	150	150
California Municipal Fin. Auth., Series B, 5.125%, 9/1/55	50	51
California Statewide CDA, Series C-1, 5.00%, 9/2/40	290	311
California Statewide CDA, Series C-1, 5.00%, 9/2/39	200	216
CSCDA Community Improvement Auth., Series B, 4.00%, 2/1/57 (1)	250	190
Golden State Tobacco Securitization, Series B-2, Zero Coupon, 6/1/66	2,000	199
Transbay Joint Powers Auth., Series A, 5.00%, 10/1/37	165	169
		1,718
COLORADO 3.0%
Colorado HFA, Series A, 4.00%, 11/15/46	280	259
Denver City & County Airport System Revenue, Series A, 5.00%, 12/1/37 (2)	400	412
		671
DELAWARE 0.9%
Delaware State Economic Dev. Auth., Series A, 5.00%, 9/1/46	200	200
		200
DISTRICT OF COLUMBIA 1.8%
District of Columbia, Series A, Refunding Bond, 5.00%, 7/1/42	200	201
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, Series A, 5.00%, 10/1/44	200	205
		406
FLORIDA 0.4%
Miami-Dade County IDA, 5.00%, 6/15/46 (3)	100	100
		100
GEORGIA 6.4%
Fulton County Dev. Auth., Series A, 3.00%, 7/1/44	190	154
Fulton County Dev. Auth., Series A, 5.00%, 4/1/42	100	101
George L Smith II Congress Center Auth., Series A, 4.00%, 1/1/54	300	251

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Main Street Natural Gas Inc, Series A, 5.00%, 5/1/54 (Tender 9/1/31)	250	268
Metropolitan Atlanta Rapid Transit Auth., Series A, 3.50%, 7/1/43	100	92
Savannah Georgia Convention Center Auth., Series A, 5.25%, 6/1/40	250	268
Savannah Hospital Auth., Series A, 4.00%, 7/1/36	300	300
		1,434
INDIANA 0.9%
Indiana Fin. Auth., Series A-1, 5.00%, 11/15/38	100	112
Whitestown, 6.00%, 9/1/50 (1)	100	100
		212
IOWA 0.9%
Iowa Tobacco Settlement Auth., Series A2, 4.00%, 6/1/39	200	197
		197
KENTUCKY 1.3%
Kentucky Economic DFA, Series A, 5.00%, 6/1/45	100	100
Kentucky Public Energy Auth., Series A, 5.00%, 5/1/55	195	204
		304
MARYLAND 8.2%
Maryland CDA, Series B, 3.00%, 9/1/51	360	354
Maryland Economic Dev., Series A, 5.75%, 7/1/53	175	183
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (2)	460	461
Maryland HHEFA, 5.25%, 1/1/37	100	100
Maryland HHEFA, Series A, 4.00%, 7/1/42	60	58
Maryland HHEFA, Series A, 4.00%, 6/1/40	40	38
Maryland HHEFA, Series A, 5.50%, 1/1/46	400	403
Maryland HHEFA, Series B, 4.00%, 1/1/51	100	84
Maryland HHEFA, Series C, 5.25%, 7/1/50 (4)	170	178
		1,859
MICHIGAN 0.8%
Grand Rapids Economic Dev., Series A, 6.125%, 11/1/60	100	100
Michigan Fin. Auth., Series A, 4.00%, 11/15/50	100	86
		186
MISSOURI 0.6%
St. Louis County IDA, Series A, 5.00%, 8/15/35	50	50
St. Louis Missouri IDA, Series A, 4.75%, 11/15/47	100	85
		135
NEW HAMPSHIRE 0.9%
New Hampshire Business Fin. Auth., Series 2, 4.25%, 7/20/41	195	195
		195
NEW JERSEY 3.6%
New Jersey Economic Dev. Auth., 5.00%, 11/1/45	100	102
New Jersey Economic Dev. Auth., 5.125%, 1/1/34 (2)	200	201

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., DRP Urban Renewal, 6.375%, 1/1/35 (1)(2)	100	105
New Jersey HCFFA, Series A, 5.00%, 7/1/43	100	100
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46	150	145
Township of Piscataway, GO, 2.00%, 10/15/37	200	168
		821
NEW YORK 15.2%
Battery Park City Auth., 5.00%, 11/1/46	250	274
Genesee County Funding, Series A, 5.50%, 12/1/55	100	104
New York City IDA, Series A, 3.00%, 1/1/34 (4)	200	194
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%, 6/15/55	1,000	1,057
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series B, 5.00%, 5/1/51	500	519
New York Mortgage Agency, Series 51, 3.40%, 10/1/30	400	399
New York State Dormitory Auth., 5.00%, 12/1/31 (1)	100	100
New York Transportation Dev., 5.00%, 10/1/40 (2)	100	103
New York Transportation Dev., 6.00%, 6/30/59 (2)	400	421
Port Auth. of New York & New Jersey, Series 197, 5.00%, 11/15/41 (2)	250	251
		3,422
NORTH CAROLINA 4.8%
North Carolina Housing Fin. Agency, Series 49, 6.00%, 7/1/53	70	74
North Carolina Turnpike Auth., 4.00%, 1/1/39	400	403
University of North Carolina at Chapel Hill, Series A, 5.00%, 12/1/55	575	606
		1,083
OHIO 2.2%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, 5.00%, 6/1/55	125	100
Cuyahoga County, 5.00%, 2/15/37	200	201
Ohio Air Quality Dev. Auth., 4.25%, 1/15/38 (1)(2)	200	200
		501
PENNSYLVANIA 1.9%
Chester County IDA, 6.00%, 10/15/52 (1)	100	98
Pennsylvania Economic DFA, Bridges Finco Project, 4.125%, 12/31/38 (2)	300	289
Philadelphia Auth. for Industrial Dev., 5.00%, 11/1/47	50	50
		437
PUERTO RICO 4.3%
Puerto Rico Commonwealth, GO, VR, 11/1/51 (5)	418	294
Puerto Rico Electric Power Auth., Series DDD, 5.00%, 7/1/20 (6)(7)	25	18
Puerto Rico Electric Power Auth., Series TT, Refunding Bond, 4.20%, 7/1/19 (6)(7)	50	37
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)(7)	15	11
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/20 (6)(7)	10	7
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/46	207	75
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%, 7/1/34	100	100
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%, 7/1/40	200	201

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%, 7/1/53	230	221
		964
SOUTH CAROLINA 1.4%
Medical University Hospital Auth., 5.25%, 5/15/46	200	210
South Carolina Jobs-Economic Dev. Auth., Series A, 5.50%, 6/15/33	100	99
		309
TENNESSEE 1.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series A, 5.00%, 7/1/46	100	100
Metropolitan Nashville Airport Auth., Series B, 5.25%, 7/1/51 (2)	125	130
Tennessee Energy Acquisition, Series A, 5.00%, 11/1/34	125	133
		363
TEXAS 8.4%
Arlington Higher Education Fin., 5.75%, 6/15/55 (1)	100	101
Arlington Higher Education Fin., Series A, 3.00%, 8/15/45	300	236
City of Austin Airport System Revenue, 5.00%, 11/15/43 (2)	310	325
Clifton Higher Education Fin., 5.00%, 8/15/43	200	214
Harris County Cultural Education Facilities Fin., Series A, 5.00%, 1/1/43	200	200
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49	785	717
Houston Airport System Revenue, Series A, 4.00%, 7/1/41 (2)	100	94
		1,887
UTAH 2.3%
Salt Lake City Airport Revenue, Series A, 5.25%, 7/1/53 (2)	400	410
Utah City West Public Infrastructure District No. 1, 5.875%, 12/1/55 (1)	100	102
		512
VIRGINIA 12.3%
Alexandria ReDev. & Housing Auth., 3.20%, 12/1/54 (Tender 6/1/27)	100	100
Chesapeake Bay Bridge & Tunnel District, 5.00%, 7/1/41 (4)	500	500
Henrico County Economic Dev. Auth., 3.20%, 12/1/45 (Tender 12/1/29)	750	753
Lynchburg Economic Dev. Auth., Series A, 5.50%, 1/1/56	100	106
Madison County IDA, Series A, 3.00%, 10/1/46	390	313
New York Transportation Dev. Auth., 5.00%, 12/1/38	165	165
Norfolk Economic Dev. Auth., Series B, 4.00%, 11/1/48	125	114
Tobacco Settlement Fin., Series B1, 5.00%, 6/1/47	200	168
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 4.00%, 1/1/39 (2)	100	99
Virginia Small Business Fin. Auth., Transform Project, 5.00%, 12/31/47 (2)	100	100
Virginia Small Business Fin. Auth., Transform Project, 5.00%, 12/31/56 (2)	375	366
		2,784
WISCONSIN 2.5%
PFA, Series 2025, 5.75%, 6/30/60 (2)	100	104
PFA, Series 2025, 6.50%, 12/31/65 (2)	100	111
PFA, Series A, 4.00%, 7/15/33 (1)	100	100
PFA, Series A, 5.00%, 6/1/37 (1)	150	152

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
PFA, Series A, 5.00%, 7/1/45	100	103
		570
Total Municipal Securities (Cost $22,262)		22,328
Total Investments 98.9% of Net Assets (Cost $22,262)		$22,328
Other Assets Less Liabilities 1.1%		259
Net Assets 100.0%		$22,587

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,440 and represents 6.4% of net assets.

(2)	Interest subject to alternative minimum tax.
(3)	When-issued security.
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(6)	Non-income producing
(7)	Obligor has failed to make a scheduled interest and/or principal payment or is in default.
CDA	Community Development Administration/Authority
DFA	Development Finance Authority
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

VRDN
Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Long Municipal Income ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE LONG MUNICIPAL INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On May 31, 2026, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1255-054Q1
05/26